Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Common Class A USD ($)	Dec. 31, 2014 Common Class A CNY	Dec. 31, 2013 Common Class A CNY	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2014 Common Class A American Depository Share USD ($)	Dec. 31, 2014 Common Class A American Depository Share CNY	Dec. 31, 2013 Common Class A American Depository Share CNY	Dec. 31, 2012 Common Class A American Depository Share CNY	Dec. 31, 2014 Common Class A Employee Stock Option	Dec. 31, 2013 Common Class A Employee Stock Option	Dec. 31, 2014 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2013 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2014 Common Class A Warrants	Dec. 31, 2013 Common Class A Warrants	Dec. 31, 2014 Common Class B USD ($)	Dec. 31, 2014 Common Class B CNY	Dec. 31, 2013 Common Class B CNY	Dec. 31, 2012 Common Class B CNY	Dec. 31, 2014 Common Class B American Depository Share USD ($)	Dec. 31, 2014 Common Class B American Depository Share CNY	Dec. 31, 2013 Common Class B American Depository Share CNY	Dec. 31, 2012 Common Class B American Depository Share CNY
Numerator:
Allocation of net (loss) income attributable to ordinary shareholders used in calculating (loss) earnings per ordinary share-basic	$ 36,739	227,947	23,589	(17,496)	$ 21,444	133,048	8,976	(6,487)											$ 15,968	99,076	12,345	(10,874)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (loss) earnings per share					242,817,198	242,817,198	134,538,407	113,235,967											180,821,228	180,821,228	185,038,423	189,617,092
Denominator used for (loss) earnings per share					242,817,198	242,817,198	134,538,407	113,235,967											180,821,228	180,821,228	185,038,423	189,617,092
Denominator used for (loss) earnings per ADS					17,344,086	17,344,086	9,609,886	8,088,283											12,915,802	12,915,802	13,217,030	13,544,078
(Loss) earnings per share-basic					$ 0.09	0.55	0.07	(0.06)	$ 1.24	7.67	0.98	(0.84)							$ 0.09	0.55	0.07	(0.06)	$ 1.24	7.67	0.98	(0.84)
Numerator:
Allocation of net (loss) income attributable to ordinary shareholders used in calculating (loss) earnings per ordinary share-diluted					22,373	138,814	9,494	(6,487)											15,039	93,310	11,827	(10,874)
Reallocation of net (loss) income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares					15,039	93,310	11,827	(10,874)
Net (loss) income attributable to ordinary shareholders	$ 37,412	232,124	21,321	(17,361)	$ 37,412	232,124	21,321	(17,361)											$ 15,039	93,310	11,827	(10,874)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (loss) earnings per share					242,817,198	242,817,198	134,538,407	113,235,967											180,821,228	180,821,228	185,038,423	189,617,092
Conversion of Class B to Class A ordinary shares					180,821,228	180,821,228	185,038,423	189,617,092
Dilutive effect of convertible securities:
Dilutive effect of convertible securities attributable to share based compensation													23,642,765	12,297,251	652,553	734,995	1,889,261	971,193
Denominator used for (loss) earnings per share					449,823,005	449,823,005	333,580,269	302,853,059	32,130,215	32,130,215	23,827,162	21,632,361							180,821,228	180,821,228	185,038,423	189,617,092	12,915,802	12,915,802	13,217,030	13,544,078
(Loss) earnings per share-diluted					$ 0.08	0.52	0.06	(0.06)	$ 1.16	7.22	0.84	(0.84)							$ 0.08	0.52	0.06	(0.06)	$ 1.16	7.22	0.84	(0.84)